Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 48,204	$ 71,769
Accumulated depreciation	(30,919)	(49,036)
Total property and equipment, net	17,285	22,462
Impairment charges		(271)
Computer Hardware and Software [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,170	48,895
Accumulated depreciation	(21,205)	(37,171)
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,918	17,909
Accumulated depreciation	(9,064)	(10,169)
Buildings [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,036	3,128
Accumulated depreciation	(241)	(852)
Land [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	257	266
Vehicles [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	823	1,571
Accumulated depreciation	$ (409)	$ (844)